Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating expenses
Research and development	€ 2,040,390	€ 3,921,802
General and administrative	2,477,978	2,878,373
Total operating expenses	4,518,368	6,800,175
Loss from operations	(4,518,368)	(6,800,175)
Other income (expense)
Other income	180,781	114,992
Finance income	145,290	77,999
Net exchange rate gain (loss)	153,791	(152,041)
Total other income, net	479,862	40,950
Loss before income taxes	(4,038,506)	(6,759,225)
Income tax benefit (expense)
Net loss	€ (4,038,506)	€ (6,759,225)
Net loss per share - basic	€ (0.22)	€ (0.37)
Weighted average number of shares outstanding - basic	18,256,622	18,216,858
Weighted average number of shares outstanding - diluted	18,256,622	18,216,858
Other comprehensive income (loss)
Total change of marketable debt securities	€ (64,288)
Change in foreign currency translation	(16,081)
Total other comprehensive income	(80,369)
Comprehensive loss	€ (4,118,875)	€ (6,759,225)